Investor Class Shares | SA Real Estate Securities Fund
SA Real Estate Securities Fund
GOAL
The Fund’s goal is to achieve long-term capital appreciation.
FEES AND EXPENSES
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees	Investor Class Shares SA Real Estate Securities Fund SA Real Estate Securities Fund USD ($)
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Class Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Investor Class Shares SA Real Estate Securities Fund SA Real Estate Securities Fund
Management fees	0.45%	[1]
Shareholder servicing fee	0.25%
Other expenses	0.34%
Total annual operating expenses	1.04%
Fee waiver and/or expense reimbursement	(0.09%)	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.95%
[1]	Management fees in the fee table above have been restated to reflect a reduction in management fees effective January 1, 2018.
[2]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual Investor Class operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 0.95%. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

Expense Example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
Investor Class Shares | SA Real Estate Securities Fund | SA Real Estate Securities Fund | USD ($)	97	303	546	1,245

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Investor Class operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its goal by generally investing in readily marketable equity securities of companies the principal activities of which include ownership, management, development, construction or sale of residential, commercial or industrial real estate. Investments will include, principally, equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts (“REITs”), companies engaged in residential construction and firms, excluding partnerships, the principal business of which is to develop commercial property. The Fund generally considers a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction or sale of residential, commercial, industrial or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial or other real estate; or (iii) is organized as a REIT or REIT-like entity. REIT or REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.

The Fund will make equity investments in securities listed on the New York Stock Exchange (“NYSE”), NYSE American LLC, Nasdaq Global Market®, Nasdaq Capital Market®, or such other securities exchanges deemed appropriate by the Sub-Adviser, using a free float-adjusted market capitalization weighted approach. In general, the higher the relative market capitalization of the U.S. real estate company, the greater its representation in the Fund. The Sub-Adviser may, in its discretion, adjust the representation in the Fund of an eligible company, or exclude an eligible company, after considering such factors as free float (a company’s share capital that is freely available for trading), size, value, profitability, trading strategies, liquidity, momentum and other factors that the Sub-Adviser determines to be appropriate, given market conditions. In assessing profitability, the Sub-Adviser may consider different ratios, such as earnings or profits from operations relative to book value or assets. The criteria the Sub-Adviser uses for assessing value or profitability are subject to change from time to time.

The Fund will purchase shares of REITs. A REIT is not subject to federal income tax on net income and gains it distributes to shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gain) for each taxable year. As a non-fundamental policy, under normal circumstances, at least 80% of the Fund’s net assets will be invested in securities of companies in the real estate industry.

The Fund may lend its portfolio securities to generate additional income.

PRINCIPAL INVESTMENT RISKS

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

●	Market Risk: The value of securities may go up or down in response to the prospects of individual issuers, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the price of the security) to diverge from fundamental value.

●	Risk of Concentrating in the Real Estate Industry: The Fund’s exclusive focus on the real estate industry will subject the Fund to the general risks of direct real estate ownership. The Fund’s performance may be materially different from the broad U.S. equity market.

●	Real Estate and REIT Investment Risk: The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. REITs also are subject to the possibility of failing to qualify for federally tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The Fund will indirectly bear a portion of the expenses, including management and administration expenses, paid by each REIT in which it invests, in addition to the expenses of the Fund.

●	Interest Rate Risk: Changes in prevailing interest rates affect not only the value of REIT shares but may also impact the market value of the REIT’s investment real estate.

●	Cyclical Market Risk: The real estate industry tends to be cyclical with periods of relative under-performance and out-performance in comparison to the broad U.S. equity market. Such cycles may adversely affect the value of the Fund’s portfolio.

●	Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund shares may fall. The value of the Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

●	Cybersecurity Risk: Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

●	Management Risk: The investment techniques and risk analyses applied by the Sub-Adviser may not produce the desired results. Furthermore, legislative, regulatory, or tax restrictions, policies, or developments may affect the investment techniques available to the Sub-Adviser in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

●	Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may: affect the performance of the Fund; increase realized capital gains; accelerate the realization of taxable income to shareholders; and increase transaction costs and/or other expenses for the Fund.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.com.

Annual Total Returns – Investor Class Shares (per calendar year)

The year-to-date return through the calendar quarter ended September 30, 2018 was 1.50%.

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	9/30/2009	33.42%
Worst Quarter	12/31/2008	(38.92)%

Average Annual Total Returns (for periods ended December 31, 2017)
Average Annual Total Returns - Investor Class Shares - SA Real Estate Securities Fund	1 Year	5 Years	10 Years
SA Real Estate Securities Fund	4.53%	8.47%	6.66%
SA Real Estate Securities Fund | After Taxes on Distributions	3.56%	7.40%	5.75%
SA Real Estate Securities Fund | After Taxes on Distributions and Sales	2.88%	6.19%	4.89%
Dow Jones U.S. Select REIT Index	3.76%	9.09%	7.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.